Pensions and other post-employment benefits - Defined benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pensions and Other Post-Employment Benefits
Defined benefit plan costs	€ 153	€ 31	€ 234
Defined contribution plan costs	209	220	€ 246
Net defined benefit balance	992	487
Benefit liabilities	4,046	4,343
Benefit assets	€ 5,038	€ 4,830
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	91.00%	92.00%
Percentage of total plan assets (as a percent)	91.00%	91.00%